Income Taxes (Details) (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Taxes Details
Income (loss) before income tax	(51,039)	(189,503)	263,194	(17,107,110)
Combined statutory rate	25.00%	27.00%	29.00%
Expected income tax expense (recovery)	(12,500)	(50,000)	75,000
Increase (decrease) resulting from:
Impact of tax rate changes		3,000	(10,000)
Permanent differences and other	11,000		5,000
Change in valuation allowance	1,500	47,000	(70,000)
Future income tax provision (recovery)